Cover	Sep. 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2020
Entity File Number	000-52049
Entity Registrant Name	SYNCHRONOSS TECHNOLOGIES, INC.
Entity Central Index Key	0001131554
Entity Tax Identification Number	06-1594540
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Crossing Boulevard
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	866
Local Phone Number	620-3940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SNCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false